united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Leland International Advantage Fund

Class A Shares: LDAAX           Class C Shares: LDACX           Class I Shares: LDAIX

Leland Currency Strategy Fund

Class A Shares: GHCAX           Class C Shares: GHCCX           Class I Shares: GHCIX

Leland Thomson Reuters Private Equity Index Fund

Class A Shares: LDPAX           Class C Shares: LDPCX           Class I Shares: LDPIX

Leland Thomson Reuters Venture Capital Index Fund

Class A Shares: LDVAX           Class C Shares: LDVCX           Class I Shares: LDVIX

Semi-Annual Report

March 31, 2016

Advised by:

www.ghf-funds.com
1-877-270-2848

Distributed by Northern Lights Distributors, LLC
Member FINRA

LELAND INTERNATIONAL ADVANTAGE FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

		Inception** -
	Six Months	March 31, 2016
Leland International Advantage Fund - Class A	1.94%	(0.10)%
Leland International Advantage Fund - Class A with load	(3.94)%	(5.84)%
Leland International Advantage Fund - Class C	2.04%	(0.10)%
Leland International Advantage Fund - Class I	2.04%	(0.10)%
MSCI EAFE Index ***	1.56%	(2.31)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 1.55% for Class A shares, 2.30% for Class C shares and 1.30% for Class I shares per the Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is August 25, 2015.

****	MSCI EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE® Index is composed of companies representative of the market structure of Developed Market countries. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016	% of Net Assets
Equity Funds	93.1%
Short-Term Investment	2.9%
Other Assets in Excess of Liabilities - Net	4.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND TACTICAL CURRENCY STRATEGY FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

			Inception** -
	Six Months	One Year	March 31, 2016
Leland Tactical Currency Strategy Fund - Class A	0.75%	6.85%	11.24%
Leland Tactical Currency Strategy Fund - Class A with load	(5.02)%	0.74%	7.71%
Leland Tactical Currency Strategy Fund - Class C	0.42%	5.88%	10.69%
Leland Tactical Currency Strategy Fund - Class I	0.92%	6.94%	11.29%
BofAML US Dollar LIBOR 3 Month Constant Maturity ***	0.19%	0.33%	0.28%
S&P 500 Total Return Index ****	8.49%	1.78%	6.00%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 16.35% for Class A shares, 17.10% for Class C shares and 16.10% for Class I shares per the Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is May 30, 2014.

***	BofAML US Dollar LIBOR (London Interbank Offered Rate) 3 Month Constant Maturity is the interest rate offered by a specific group of London banks for the U.S. dollar deposits with a three-month maturity.

****	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016	% of Net Assets
Short-Term Investment	92.8%
Other Assets in Excess of Liabilities - Net	7.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

		Inception** -
	Six Months	March 31, 2016
Leland Thomson Reuters Private Equity Fund - Class A	8.96%	1.12%
Leland Thomson Reuters Private Equity Fund - Class A with load	2.66%	(4.70)%
Leland Thomson Reuters Private Equity Fund - Class C	8.96%	1.12%
Leland Thomson Reuters Private Equity Fund - Class I	8.96%	1.12%
S&P 500 Total Return Index ***	8.49%	6.43%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 1.70% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares per the Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is September 18, 2015.

***	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016	% of Net Assets
Retail	8.3%
Banks	7.5%
Pharmaceuticals	7.3%
Internet	6.4%
Oil & Gas	5.6%
Chemicals	4.5%
Aerospace/Defense	3.6%
Media	3.5%
Beverages	3.4%
Electric	3.3%
Other Assets in Excess of Liabilities - Net	46.6%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

		Inception** -	Inception*** -
	Six Months	March 31, 2016	March 31, 2016
Leland Thomson Reuters Venture Capital Fund - Class A	12.00%	13.18%	N/A
Leland Thomson Reuters Venture Fund - Class A with load	5.53%	9.19%	N/A
Leland Thomson Reuters Venture Capital Fund - Class C	11.78%	N/A	7.75%
Leland Thomson Reuters Venture Capital Fund - Class I	12.07%	13.26%	N/A
NASDAQ OTC Composite Index ****	5.40%	6.54%	2.46%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigations expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers other than the Adviser)) will not exceed 1.75%, 2.50%, and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waivers are 4.52% for Class A shares, 5.27% for Class C shares and 4.27% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is October 1, 2014.

***	Inception date is September 23, 2015.

***	National Association of Securities Dealers Automated Quotation System (NASDAQ) is a nationwide computerized quotation system for over 5,500 over-the-counter stocks. The NADAQ OTC Composite index is compiled of more than 4,800 stocks that are traded via this system. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016	% of Net Assets
Internet	29.3%
Software	18.2%
Healthcare-Products	11.8%
Computers	10.8%
Healthcare-Services	5.9%
Telecommunications	4.0%
Commercial Services	2.6%
Oil & Gas	1.7%
Miscellaneous Manufacturing	1.6%
Semiconductors	1.6%
Other Assets in Excess of Liabilities - Net	12.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

LELAND INTERNATIONAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares	.	Fair Value
	MUTUAL FUNDS - 93.1%
	EQUITY FUNDS - 93.1%
205	Direxion Daily Developed Markets Bull 3X Shares ETF *	$9,030
5,322	iShares Core MSCI EAFE ETF	282,811
		291,841

	TOTAL MUTUAL FUNDS (Cost $293,233)	291,841

	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET FUND - 2.9%
9,030	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.45% ** (Cost $9,030)	9,030

	TOTAL INVESTMENTS - 96.0% (Cost $302,263) (a)	$300,871
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%	12,370
	NET ASSETS - 100.0%	$313,241

*	Non-income producing security

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

ETF- Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $302,263 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$271
Unrealized depreciation	(1,663)
Net unrealized depreciation	$(1,392)

As of March 31, 2016, the following Forward Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Currency Contracts

		Settlement	Local Currency	U.S. Dollar	Unrealized
	Foreign Currency	Date	Amount Purchased/Sold	Market Value	Gain/(Loss)
To Buy:
	Australian	04/22/2016	100,147	76,700	184
	British	04/22/2016	47,397	68,080	1,190
	Canadian	04/22/2016	91,388	70,385	567
	Euro	04/22/2016	13,414	15,272	352
	Japanese	04/22/2016	3,405,873	30,281	243
	New Zealand	04/22/2016	72,128	49,806	1,543
	Norwegian	04/22/2016	390,128	47,143	1,096
	Singapore	04/22/2016	23,251	17,250	307
	Swedish	04/22/2016	407,594	50,241	1,020
	Swiss	04/22/2016	83,945	87,371	1,038
	Unrealized gain on forward foreign currency contracts				$7,540
To Sell:
	Australian	04/22/2016	77,377	59,261	(1,438)
	British	04/22/2016	30,711	44,113	(322)
	Canadian	04/22/2016	43,352	33,389	(557)
	Euro	04/22/2016	22,145	25,213	(450)
	Japanese	04/22/2016	10,437,294	92,796	(179)
	New Zealand	04/22/2016	75,674	52,255	(1,945)
	Norwegian	04/22/2016	633,889	76,600	(1,940)
	Singapore	04/22/2016	63,462	47,084	(39)
	Swedish	04/22/2016	260,718	32,137	(584)
	Swiss	04/22/2016	101,236	105,367	(1,381)
	Unrealized loss on forward foreign currency contracts				$(8,835)

See accompanying notes to financial statements.

LELAND CURRENCY STRATEGY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 92.8%
	MONEY MARKET FUND - 92.8%
25,131,399	Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class, to yield 0.45% * (Cost $25,131,399)	$25,131,399

	TOTAL INVESTMENTS - 92.8% (Cost $25,131,399) (a)	$25,131,399
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%	1,952,125
	NET ASSETS - 100.0%	$27,083,524

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,131,399 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation	$—

As of March 31, 2016, the following Forward Currency Exchange contracts were open with UBS Invesment Bank:

	Forward Currency Contracts

		Settlement	Local Currency	U.S. Dollar	Unrealized
	Foreign Currency	Date	Amount Purchased/Sold	Market Value	Gain/(Loss)
To Buy:
	Australian	04/22/2016	25,914,771	19,847,424	50,472
	British	04/22/2016	12,164,591	17,472,891	305,721
	Canadian	04/22/2016	23,675,259	18,234,119	152,463
	Euro	04/22/2016	3,438,580	3,914,865	93,184
	Japanese	04/22/2016	863,541,480	7,677,609	71,010
	New Zealand	04/22/2016	18,322,607	12,652,218	391,957
	Norwegian	04/22/2016	97,881,534	11,828,102	288,736
	Singapore	04/22/2016	6,010,994	4,459,677	80,946
	Swedish	04/22/2016	104,244,102	12,849,299	267,689
	Swiss	04/22/2016	21,439,911	22,314,959	265,173
		Unrealized gain on forward foreign currency contracts			$1,967,351
To Sell:
	Australian	04/22/2016	19,917,692	15,254,423	(380,694)
	British	04/22/2016	7,774,298	11,166,791	(91,356)
	Canadian	04/22/2016	11,031,371	8,496,098	(141,758)
	Euro	04/22/2016	5,680,690	6,467,534	(115,363)
	Japanese	04/22/2016	2,696,087,875	23,970,486	(50,774)
	New Zealand	04/22/2016	19,256,488	13,297,087	(510,973)
	Norwegian	04/22/2016	163,366,237	19,741,339	(499,879)
	Singapore	04/22/2016	16,595,921	12,312,846	(10,066)
	Swedish	04/22/2016	65,592,891	8,085,087	(146,792)
	Swiss	04/22/2016	25,992,772	27,053,641	(369,363)
		Unrealized loss on forward foreign currency contracts			$(2,317,018)

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

Shares		Fair Value
	COMMON STOCKS - 95.0%
	AEROSPACE/DEFENSE - 3.6%
390	Boeing Co.	$49,506
164	General Dynamics Corp.	21,545
175	Lockheed Martin Corp.	38,763
117	Northrop Grumman Corp.	23,154
189	Raytheon Co.	23,177
561	United Technologies Corp.	56,156
		212,301
	AGRICULTURE - 2.9%
1,077	Altria Group, Inc.	67,485
796	Philip Morris International, Inc.	78,096
510	Reynolds American, Inc.	25,658
		171,239
	AIRLINES - 0.4%
505	Delta Air Lines, Inc.	24,583

	APPAREL - 0.6%
624	NIKE, Inc.	38,357

	AUTO MANUFACTURERS - 0.8%
1,892	Ford Motor Co.	25,542
701	General Motors Co.	22,032
		47,574
	BANKS - 7.5%
4,765	Bank of America Corp.	64,423
507	Bank of New York Mellon Corp.	18,673
1,355	Citigroup, Inc.	56,571
205	Goldman Sachs Group, Inc.	32,181
1,681	JPMorgan Chase & Co.	99,549
726	Morgan Stanley	18,157
240	PNC Financial Services Group, Inc.	20,297
811	US Bancorp	32,919
2,148	Wells Fargo & Co.	103,877
		446,647
	BEVERAGES - 3.4%
2,248	Coca-Cola Co.	104,285
91	Constellation Brands, Inc.	13,749
847	PepsiCo, Inc.	86,801
		204,835
	BIOTECHNOLOGY - 2.5%
285	Amgen, Inc.	42,730
83	Biogen, Inc. *	21,607
345	Celgene Corp. *	34,531
562	Gilead Sciences, Inc.	51,625
		150,493
	BUILDING MATERIALS - 0.2%
112	Vulcan Materials Co.	11,824

	CHEMICALS - 4.5%
193	Air Products & Chemicals, Inc.	27,802
132	Celanese Corp.	8,646
1,117	Dow Chemical Co.	56,811
133	Eastman Chemical Co.	9,607
528	EI du Pont de Nemours & Co.	33,433
347	LyondellBasell Industries NV	29,696
283	Monsanto Co.	24,830
246	PPG Industries, Inc.	27,427
257	Praxair, Inc.	29,414
77	Sherwin-Williams Co.	21,920
		269,586
	COMMERCIAL SERVICES - 0.8%
289	Automatic Data Processing, Inc.	25,926
599	PayPal Holdings, Inc. *	23,121
		49,047

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Shares		Fair Value

	COMPUTERS - 2.6%
365	Accenture PLC - Cl. A	$42,121
59	Apple, Inc.	6,430
288	Cognizant Technology Solutions Corp. - Cl. A *	18,058
913	EMC Corp.	24,331
413	International Business Machines Corp.	62,549
		153,489
	COSMETICS/PERSONAL CARE - 2.7%
511	Colgate-Palmolive Co.	36,102
1,530	Procter & Gamble Co.	125,934
		162,036
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
426	American Express Co.	26,156
59	BlackRock, Inc. - Cl. A	20,094
612	MasterCard, Inc. - Cl. A	57,834
1,135	Visa, Inc. - Cl. A	86,805
		190,889
	ELECTRIC - 3.3%
286	American Electric Power, Inc.	18,990
329	Dominion Resources, Inc.	24,714
403	Duke Energy Corp.	32,514
452	Exelon Corp.	16,209
270	NextEra Energy, Inc.	31,952
268	PG&E Corp.	16,005
394	PPL Corp.	15,000
293	Public Service Enterprise Group, Inc.	13,812
531	Southern Co.	27,469
		196,665
	ELECTRONICS - 0.9%
474	Honeywell International, Inc.	53,112

	ENGINEERING & CONSTRUCTION - 0.0%
26	SBA Communications Corp. - Cl. A *	2,604

	FOOD - 2.6%
337	General Mills, Inc.	21,349
751	Kraft Heinz Co.	58,999
560	Kroger Co.	21,420
858	Mondelez International, Inc. - Cl. A	34,423
333	Sysco Corp.	15,561
		151,752
	FOREST PRODUCTS & PAPER - 0.3%
408	International Paper Co.	16,744

	GAS - 0.2%
138	Sempra Energy	14,359

	HEALTHCARE-PRODUCTS - 2.3%
655	Abbott Laboratories	27,399
364	Danaher Corp.	34,529
653	Medtronic PLC	48,975
172	Thermo Fisher Scientific, Inc.	24,353
		135,256
	HEALTHCARE-SERVICES - 1.7%
165	Aetna, Inc.	18,538
121	Anthem, Inc.	16,818
120	Cigna Corp.	16,469
396	UnitedHealth Group, Inc.	51,044
		102,869
	HOUSEHOLD PRODUCTS/WARES - 0.5%
199	Kimberly-Clark Corp.	26,767

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Shares		Fair Value

	INSURANCE - 3.2%
606	American International Group, Inc.	$32,754
848	Berkshire Hathaway, Inc. *	120,314
141	Chubb Ltd.	16,800
448	MetLife, Inc.	19,685
		189,553
	INTERNET - 6.4%
170	Alphabet, Inc. *	126,641
127	Alphabet, Inc. - Cl. A *	96,888
183	Amazon.com, Inc. *	108,636
26	Facebook, Inc. - Cl. A *	2,967
176	Netflix, Inc. *	17,992
24	Priceline Group, Inc. *	30,935
		384,059
	IRON/STEEL - 0.2%
253	Nucor Corp.	11,967

	MACHINERY-CONSTRUCTION & MINING - 0.5%
369	Caterpillar, Inc.	28,243

	MEDIA - 3.5%
948	Comcast Corp.	57,904
139	Time Warner Cable, Inc.	28,442
410	Time Warner, Inc.	29,746
502	Twenty-First Century Fox, Inc.	13,996
766	Walt Disney Co.	76,071
		206,159
	MINING - 0.4%
1,202	Alcoa, Inc.	11,515
472	Newmont Mining Corp.	12,546
		24,061
	MISCELLANEOUS MANUFACTURING - 1.1%
382	3M Co.	63,653
86	General Electric Co.	2,734
		66,387
	OIL & GAS - 5.6%
249	Anadarko Petroleum Corp.	11,596
183	Apache Corp.	8,932
35	California Resources Corp.	36
898	Chevron Corp.	85,669
592	ConocoPhillips	23,840
266	EOG Resources, Inc.	19,306
1,177	Exxon Mobil Corp.	98,386
251	Marathon Petroleum Corp.	9,332
169	Noble Energy, Inc.	5,308
370	Occidental Petroleum Corp.	25,319
227	Phillips 66	19,656
66	Pioneer Natural Resources Co.	9,289
231	Valero Energy Corp.	14,816
		331,485
	OIL&GAS SERVICES - 1.3%
208	Baker Hughes, Inc.	9,117
83	Cameron International Corp. *	5,565
406	Halliburton Co.	14,502
175	National Oilwell Varco, Inc.	5,443
605	Schlumberger, Ltd.	44,619
		79,246
	PACKAGING & CONTAINERS - 0.3%
122	Ball Corp.	8,697
241	WestRock Co.	9,406
		18,103

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Shares		Fair Value

	PHARMACEUTICALS - 7.3%
685	AbbVie, Inc.	$39,127
165	Allergan PLC *	44,225
713	Bristol-Myers Squibb Co.	45,546
184	Cardinal Health, Inc.	15,079
397	Eli Lilly & Co.	28,588
360	Express Scripts Holding Co. *	24,728
734	Johnson & Johnson	79,419
123	McKesson Corp.	19,342
1,141	Merck & Co., Inc.	60,370
2,733	Pfizer, Inc.	81,006
		437,430
	PIPELINES - 0.6%
984	Kinder Morgan, Inc.	17,574
309	Spectra Energy Corp.	9,455
366	Williams Cos, Inc.	5,882
		32,911
	RETAIL - 8.3%
214	Costco Wholesale Corp.	33,722
636	CVS Health Corp.	65,972
587	Home Depot, Inc.	78,323
452	Lowe’s Cos, Inc.	34,239
464	McDonald’s Corp.	58,316
46	O’Reilly Automotive, Inc. *	12,589
674	Starbucks Corp.	40,238
301	Target Corp.	24,766
302	TJX Cos, Inc.	23,662
832	Wal-Mart Stores, Inc.	56,984
582	Walgreens Boots Alliance, Inc.	49,028
207	Yum! Brands, Inc.	16,943
		494,782
	SEMICONDUCTORS - 2.6%
98	Broadcom Corp.	15,141
2,207	Intel Corp.	71,397
160	NXP Semiconductors NV *	12,971
718	QUALCOMM, Inc.	36,719
367	Texas Instruments, Inc.	21,073
		157,301
	SOFTWARE - 1.8%
199	Adobe Systems, Inc. *	18,666
61	Microsoft Corp.	3,369
1,571	Oracle Corp.	64,270
246	Salesforce.com, Inc. *	18,162
		104,467
	TELECOMMUNICATIONS - 2.5%
1,072	AT&T, Inc.	41,990
79	CenturyLink, Inc.	2,525
2,370	Cisco Systems, Inc.	67,474
57	Level 3 Communications, Inc. *	3,012
670	Verizon Communications, Inc.	36,234
		151,235
	TRANSPORTATION - 1.9%
138	FedEx Corp.	22,455
535	Union Pacific Corp.	42,559
430	United Parcel Service, Inc. - Cl. B	45,352
		110,366

	TOTAL COMMON STOCK (Cost $5,383,715)	5,660,783

	REAL ESTATE INVESTMENT TRUSTS - 0.8%
199	American Tower Corp.	20,372
123	Simon Property Group, Inc.	25,546
		45,918

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $41,289)	45,918

See accompanying notes to financial statements.

LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Shares		Fair Value

	SHORT TERM INVESTMENT - 1.8%
	MONEY MARKET FUND - 1.8%
109,914	Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class, to yield 0.45% ** (Cost $109,914)	$109,914

	TOTAL INVESTMENTS - 97.6% (Cost $5,534,918) (a)	$5,816,615
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%	144,680
	NET ASSETS - 100.0%	$5,961,295

*	Non-income producting security

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

ETF- Exchange Traded Fund

PLC- Public Limited Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,534,918 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$413,804
Unrealized depreciation	(132,107)
Net unrealized appreciation	$281,697

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at March 31, 2016 are as follows:

				Termination
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Date	Notional Amount	Net Unrealized Gain
Societe Generale	Index Swap	0.50%	Index Return	4/1/2016	$(5,528,955)	$75,293
Societe Generale	Basket Swap ^	1-Month	Basket Return	4/1/2016	(16,628)	48,928
		LIBOR + 0.50%
		Net Unrealized Gain from Open Swap Contracts				$124,221

***	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

^	The following table represents the individual ETF exposure comprising the Societe Generale Equity Basket Swap as on March 31, 2016.

Societe Generale Equity Basket Swap

Shares	Description	Market Value	Unrealized Gain
2,583	Apple, Inc.	$281,521	$21,138
962	Facebook, Inc.	109,764	4,117
6,069	General Electric Co.	192,934	11,592
475	Johnson & Johnson	51,395	465
3,659	Microsoft Corp.	202,087	9,697
831	Exxon Mobil Corp.	69,463	1,919
	Total Unrealized Gain		48,928

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

Shares		Fair Value
	COMMON STOCKS - 97.9%
	AEROSPACE/DEFENSE - 0.7%
309	Boeing Co.	$39,224
447	United Technologies Corp.	44,745
		83,969
	AGRICULTURE - 0.5%
437	Altria Group, Inc.	27,382
323	Philip Morris International, Inc.	31,690
		59,072
	BANKS - 0.6%
1,072	Bank of America Corp.	14,493
306	Citigroup, Inc.	12,775
373	JPMorgan Chase & Co.	22,089
179	US Bancorp	7,266
474	Wells Fargo & Co.	22,923
		79,546
	BEVERAGES - 0.6%
904	Coca-Cola Co.	41,937
344	PepsiCo, Inc.	35,253
		77,190
	BIOTECHNOLOGY - 0.8%
160	Gilead Sciences, Inc.	14,698
536	Illumina, Inc. *	86,891
		101,589
	BUILDING MATERIALS - 0.1%
74	Vulcan Materials Co.	7,812

	CHEMICALS - 1.0%
124	Air Products & Chemicals, Inc.	17,862
741	Dow Chemical Co.	37,687
228	LyondellBasell Industries NV	19,512
165	PPG Industries, Inc.	18,396
171	Praxair, Inc.	19,571
51	Sherwin-Williams Co.	14,518
		127,546
	COMMERCIAL SERVICES - 2.6%
8,335	PayPal Holdings, Inc. *	321,731

	COMPUTERS - 10.8%
282	Accenture PLC - Cl. A	32,543
3,254	Apple, Inc.	354,653
3,970	Cognizant Technology Solutions Corp. - Cl. A *	248,919
1,106	EMC Corp/MA	29,475
4,566	International Business Machines Corp.	691,521
		1,357,111
	COSMETICS/PERSONAL CARE - 0.5%
207	Colgate-Palmolive Co.	14,625
639	Procter & Gamble Co.	52,596
		67,221
	DIVERSIFIED FINANANCIAL SERVICES - 0.9%
476	MasterCard, Inc. - Cl. A	44,982
938	Visa, Inc. - Cl. A	71,738
		116,720
	ELECTRONICS - 0.4%
697	Corning, Inc.	14,560
373	Honeywell International, Inc.	41,795
		56,355
	ENGINEERING & CONSTRUCTION - 0.1%
77	SBA Communications Corp. - Cl. A *	7,713

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Shares		Fair Value

	FOOD - 0.3%
296	Kraft Heinz Co.	$23,254
348	Mondelez International, Inc. - Cl. A	13,962
		37,216
	FOREST PRODUCTS & PAPER - 0.1%
275	International Paper Co.	11,286

	HEALTHCARE-PRODUCTS - 11.8%
2,198	Baxter International, Inc.	90,294
855	Becton Dickinson and Co.	129,806
4,020	Boston Scientific Corp. *	75,616
288	CR Bard, Inc.	58,369
866	Edwards Lifesciences Corp. *	76,390
280	Henry Schein, Inc. *	48,336
139	Intuitive Surgical, Inc. *	83,546
5,863	Medtronic PLC	439,725
992	St Jude Medical, Inc.	54,560
1,251	Stryker Corp.	134,220
1,507	Thermo Fisher Scientific, Inc.	213,376
664	Zimmer Biomet Holdings, Inc.	70,802
		1,475,040
	HEALTHCARE-SERVICES - 5.9%
656	DaVita HealthCare Partners, Inc. *	48,137
1,341	HCA Holdings, Inc. *	104,665
499	Humana, Inc.	91,292
366	Laboratory Corp. of America Holdings *	42,870
3,533	UnitedHealth Group, Inc.	455,404
		742,368
	INSURANCE - 0.3%
130	American International Group, Inc.	7,027
190	Berkshire Hathaway, Inc. *	26,957
		33,984
	INTERNET - 29.3%
856	Alphabet, Inc. *	637,677
1,727	Alphabet, Inc. - Cl. A *	1,317,528
145	Amazon.com, Inc. *	86,078
7,670	eBay, Inc. *	183,006
6,530	Facebook, Inc. - Cl. A *	745,073
785	LinkedIn Corp. - Cl. A *	89,765
2,383	Netflix, Inc. *	243,614
4,685	Symantec Corp.	86,110
4,695	Twitter, Inc. *	77,702
5,421	Yahoo!, Inc. *	199,547
		3,666,100
	IRON/STEEL - 0.1%
171	Nucor Corp.	8,088

	MEDIA - 0.4%
562	Walt Disney Co.	55,812

	MINING - 0.1%
313	Newmont Mining Corp.	8,320

	MISCELLANEOUS MANUFACTURING - 1.6%
297	3M Co.	49,489
4,871	General Electric Co.	154,849
		204,338

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Shares		Fair Value

	OIL & GAS - 1.7%
21	California Resources Corp.	$21
553	Chevron Corp.	52,756
350	ConocoPhillips	14,094
157	EOG Resources, Inc.	11,395
1,247	Exxon Mobil Corp.	104,237
220	Occidental Petroleum Corp.	15,055
135	Phillips 66	11,690
138	Valero Energy Corp.	8,851
		218,099
	OIL & GAS SERVICES - 0.3%
241	Halliburton Co.	8,609
360	Schlumberger Ltd.	26,550
		35,159
	PHARMACEUTICALS - 0.7%
47	Allergan PLC *	12,597
367	Johnson & Johnson	39,709
334	Merck & Co., Inc.	17,672
786	Pfizer, Inc.	23,297
		93,275
	PIPELINES - 0.1%
620	Kinder Morgan Inc.	11,073

	RETAIL - 1.2%
250	CVS Health Corp.	25,933
439	Home Depot, Inc.	58,576
339	McDonald’s Corp.	42,606
229	Walgreens Boots Alliance, Inc.	19,291
		146,406
	SEMICONDUCTORS - 1.6%
117	Broadcom Ltd.	18,077
2,718	Intel Corp.	87,927
200	NXP Semiconductors NV *	16,214
937	QUALCOMM, Inc.	47,918
449	Texas Instruments, Inc.	25,782
		195,918
	SOFTWARE - 18.2%
2,766	Adobe Systems, Inc. *	259,451
1,157	Cerner Corp. *	61,275
915	Check Point Software Technologies Ltd. *	80,035
1,780	Intuit, Inc.	185,138
22	j2 Global, Inc.	1,355
12,044	Microsoft Corp.	665,190
17,275	Oracle Corp.	706,720
1,010	Red Hat, Inc. *	75,255
3,317	Salesforce.com, Inc. *	244,894
		2,279,313
	TELECOMMUNICATIONS - 4.0%
4,117	AT&T, Inc.	161,263
280	CenturyLink, Inc.	8,949
2,919	Cisco Systems, Inc.	83,104
77	CommScope Holding Co., Inc. *	2,150
708	Frontier Communications Corp.	3,958
167	Level 3 Communications, Inc. *	8,826
508	Palo Alto Networks, Inc. *	82,875
181	T-Mobile US, Inc. *	6,932
2,528	Verizon Communications, Inc.	136,714
52	Zayo Group Holdings, Inc. *	1,261
		496,032

See accompanying notes to financial statements.

LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2016

Shares		Fair Value

	TRANSPORTATION - 0.6%
415	Union Pacific Corp.	$33,013
337	United Parcel Service, Inc. - Cl. B	35,543
		68,556

	TOTAL COMMON STOCK (Cost $11,730,655)	12,249,958

	SHORT TERM INVESTMENT - 0.9%
	MONEY MARKET FUND - 0.9%
120,294	Invesco Short Term Investments Trust - Liquid Assets Portfolio Institutional Class, to yield 0.45% ** (Cost $120,294)	120,294

	TOTAL INVESTMENTS - 98.8% (Cost $11,850,949) (a)	$12,370,252
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	146,622
	NET ASSETS - 100.0%	$12,516,874

*	Non-income producting security

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

ETF- Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,888,705 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$740,426
Unrealized depreciation	(258,879)
Net unrealized appreciation	$481,547

SWAP CONTRACTS ***

A list of the outstanding OTC swap agreements held by the Fund at March 31, 2016 are as follows:

			Fund	Termination		Net Unrealized
Counterparty	Reference Entity/ Obligation	Fund Pays	Receives	Date	Notional Amount	Gain/Loss
Societe Generale	Index Swap	0.45%	Index Return	4/1/2016	$(11,704,826)	$(152,000)
Societe Generale	Basket Swap	1-Month	Basket Return	4/1/2016	(4,098,187)	194,233
		LIBOR + 0.45%
		Net Unrealized Gain from Open Swap Contracts				$42,233

***	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the swaps contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s swap contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

^	The following table represents the individual ETF exposure comprising the Societe Generale Equity Basket Swap as on March 31, 2016.

Societe Generale Equity Basket Swap

Shares	Description	Market Value	Unrealized Gain
1,450	Alphabet, Inc.	$1,080,178	$37,903
7,000	Facebook, Inc.	798,700	29,960
1,010	Int. Business Machines Corp.	152,965	17,251
38,100	Microsoft Corp.	2,104,263	97,731
3,900	Oracle Corp.	159,549	11,388
	Total Unrealized Gain		194,233

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2016

	Leland			Leland Thomson		Leland Thomson
	International		Leland Currency	Reuters Private		Reuters Venture
	Advantage Fund		Strategy Fund	Equity Index		Capital Index Fund
ASSETS
Investment securities:
At cost	$302,263		$25,131,399	$5,534,918		$11,850,949
At value	$300,871		$25,131,399	$5,816,615		$12,370,252
Cash held as collateral	—		2,155,182	—		121,054
Receivable for securities sold	—		—	—		4,797
Unrealized gain on swap contracts	—		—	124,221		194,233
Unrealized appreciation on forward foreign currency transactions	7,540		1,967,352	—		—
Receivable for Fund shares sold	—		166,334	11,500		1,500
Dividends and tax reclaims receivable	—		—	7,599		7,217
Prepaid expenses and other assets	13,623		25,350	11,350		8,716
Receivable due from Advisor	42		—	—		—
TOTAL ASSETS	322,076		29,445,617	5,971,285		12,707,769

LIABILITIES
Unrealized loss on swap contracts	—		—	—		152,000
Unrealized depreciation on forward foreign currency transactions	8,835		2,317,018	—		—
Payable for Fund shares redeemed	—		11,129	—		—
Investment advisory fees payable	—		27,024	5,432		9,373
Distribution (12b-1) fees payable	—		1,907	—		43
Interest Payable - Swaps	—		—	2,075		6,836
Accrued expenses and other liabilities	—		5,015	2,483		22,643
TOTAL LIABILITIES	8,835		2,362,093	9,990		190,895
NET ASSETS	$313,241		$27,083,524	$5,961,295		$12,516,874

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$308,453		$27,280,810	$5,692,404		$12,029,131
Accumulated net investment income (loss)	843		(35,132)	(243,773)		(186,854)
Accumulated net realized gain (loss) on security transactions, foreign exchange contracts, and swap contracts	6,632		187,512	106,746		113,061
Net unrealized appreciation (depreciation) on security transactions, swap contracts and currency translations	(2,687)		(349,666)	405,918		561,536
NET ASSETS	$313,241		$27,083,524	$5,961,295		$12,516,874

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$20		$7,221,754	$10,984		$141,412
Shares of beneficial interest outstanding	2		595,757	1,135		13,104
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.99	(b)	$12.12	$9.68		$10.79
Maximum offering price per share (maximum sales charge of 5.75%)	$10.60		$12.86	$10.27		$11.45

Class C Shares :
Net Assets	$10		$1,290,664	$10		$14,243
Shares of beneficial interest outstanding	1		107,464	1		1,323
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(c)	$9.99	(b)	$12.01	$9.68	(b)	$10.77

Class I Shares:
Net Assets	$313,211		$18,571,106	$5,950,301		$12,361,219
Shares of beneficial interest outstanding	31,362		1,531,333	614,433		1,145,485
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.99		$12.13	$9.68		$10.79

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	NAV may not recalculate due to rounding.

(c)	Investments in Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first 12 months after their purchase.

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2016

			Leland Thomson	Leland Thomson
	Leland International	Leland Currency	Reuters Private	Reuters Venture
	Advantage Fund (a)	Strategy Fund	Equity Index Fund (b)	Capital Index Fund
INVESTMENT INCOME
Dividends	$1,181	$—	$66,059	$83,108
Interest	12	13,829	198	251
TOTAL INVESTMENT INCOME	1,193	13,829	66,257	83,359
EXPENSES
Investment advisory fees	974	84,794	35,067	73,334
Distribution (12b-1) fees:
Class A	—	4,716	—	46
Class C	—	3,485	—	38
Administrative services fees	279	19,803	7,571	16,505
Interest expense	—	—	17,634	18,134
Audit Fee	—	—	—	3,723
TOTAL EXPENSES	1,253	112,798	60,272	111,780
Less: Fees waived by the Advisor	(129)	(2,049)	(521)	(5,452)

NET EXPENSES	1,124	110,749	59,751	106,328

NET INVESTMENT INCOME (LOSS)	69	(96,920)	6,506	(22,969)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	5,984	—	136,184	696,131
Forward foreign currency transactions	648	187,512	—	—
Swaps	—	—	(22,367)	(354,266)
Net realized gain on:	6,632	187,512	113,817	341,865
Net change in unrealized appreciation (depreciation) on:
Investments	4,240	—	271,191	712,175
Swaps	—	—	126,517	237,652
Forward foreign currency transactions	658	(262,348)	—	—
Net change in unrealized appreciation (depreciation) on investments	4,898	(262,348)	397,708	949,827

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,530	(74,836)	511,525	1,291,692

NET INCREASE (DECREASE) IN NET ASSETS	$11,599	$(171,756)	$518,031	$1,268,723

(a)	The Leland Inernational Advantage Fund commenced operations on August 25, 2015.

(b)	The Leland Thomson Reuters Private Equity Fund commenced operations September 18, 2015.

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Leland International Advantage Fund

	Six Months Ended	Period Ended
	March 31, 2016 (Unaudited)	September 30, 2015 (a)
FROM OPERATIONS
Net investment gain (loss)	$69	$(133)
Net realized gain on security transactions and forward foreign currency transactions	6,632	907
Net change in unrealized appreciation (depreciation) on security transactions and forward foreign currency translations	4,898	(7,585)
Net increase (decrease) in net assets resulting from operations	11,599	(6,811)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	20
Class C	—	10
Class I	161,079	175,883
Redemption fee proceeds:
Class I	3	—
Payments for shares redeemed:
Class I	(28,542)	—
Net increase in net assets from shares of beneficial interest	132,540	175,913

TOTAL INCREASE IN NET ASSETS	144,139	169,102

NET ASSETS
Beginning of Period	169,102	—
End of Period*	$313,241	$169,102
* Includes accumulated net investment income of:	$843	$774

SHARE ACTIVITY
Class A:
Shares Sold	—	2
Net increase (decrease) in shares of beneficial interest outstanding	—	2

Class C:
Shares Sold	—	1
Net increase (decrease) in shares of beneficial interest outstanding	—	1

Class I:
Shares Sold	16,881	17,269
Shares Redeemed	(2,788)	—
Net increase in shares of beneficial interest outstanding	14,093	17,269

(a)	The Leland Inernational Advantage Fund commenced operations on August 25, 2015.

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Currency Strategy Fund

	Six Months Ended	Period Ended
	March 31, 2016 (Unaudited)	September 30, 2015
FROM OPERATIONS
Net investment loss	$(96,920)	$(6,383)
Net realized gain on forward foreign currency transactions	187,512	68,945

Net change in unrealized depreciation on forward foreign currency translations	(262,348)	(88,213)
Net increase decrease in net assets resulting from operations	(171,756)	(25,651)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(350)
Class C	—	(482)
Class I	—	(1,428)
Net decrease in net assets resulting from distributions to shareholders	—	(2,260)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,739,913	1,849,190
Class C	1,033,030	367,721
Class I	17,228,318	2,099,383
Net asset value of shares issued in reinvestment of distributions:
Class A	—	350
Class C	—	400
Class I	—	1,375
Redemption fee proceeds:
Class A	3,947	123
Class C	1,185	77
Class I	7,293	293
Payments for shares redeemed:
Class A	(1,283,838)	(5,050)
Class C	(48,456)	(44,303)
Class I	(563,397)	(212,059)
Net increase in net assets from shares of beneficial interest	23,117,995	4,057,500

TOTAL INCREASE IN NET ASSETS	22,946,239	4,029,589

NET ASSETS
Beginning of Period	4,137,285	107,696
End of Period*	$27,083,524	$4,137,285
* Includes accumulated net investment income (loss) of:	$(35,132)	$61,788

SHARE ACTIVITY
Class A:
Shares Sold	555,467	149,816
Shares Reinvested	—	29
Shares Redeemed	(109,131)	(425)
Net increase in shares of beneficial interest outstanding	446,336	149,420

Class C:
Shares Sold	84,610	30,672
Shares Reinvested	—	33
Shares Redeemed	(4,126)	(3,726)
Net increase in shares of beneficial interest outstanding	80,484	26,979

Class I:
Shares Sold	1,409,786	174,619
Shares Reinvested	—	115
Shares Redeemed	(46,214)	(17,514)
Net increase in shares of beneficial interest outstanding	1,363,572	157,220

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Thomson Reuters Private Equity Index Fund

	Six Months Ended	Period Ended
	March 31, 2016 (Unaudited)	September 30, 2015 (a)
FROM OPERATIONS
Net investment income	$6,506	$527
Net realized gain (loss) on security transactions and swap contracts	113,817	(7,079)
Net change in unrealized appreciation on security transactions and swap contracts	397,708	8,210
Net increase in net assets resulting from operations	518,031	1,658

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(131)	—
Class C	(1)	—
Class I	(250,666)	—
Net decrease in net assets resulting from distributions to shareholders	(250,798)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,526	10
Class C	—	10
Class I	5,340,962	5,099,980
Net asset value of shares issued in reinvestment of distributions:
Class A	131	—
Class I	245,785	—
Payments for shares redeemed:
Class I	(5,005,000)	—
Net increase in net assets from shares of beneficial interest	592,404	5,100,000

TOTAL INCREASE IN NET ASSETS	859,637	5,101,658

NET ASSETS
Beginning of Period	5,101,658	—
End of Period*	$5,961,295	$5,101,658
* Includes accumulated net investment income (loss) of:	$(243,773)	$519

SHARE ACTIVITY
Class A:
Shares Sold	1,121	1
Shares Reinvested	13	—
Net increase in shares of beneficial interest outstanding	1,134	1

Class C:
Shares Sold	—	1
Net increase (decrease) in shares of beneficial interest outstanding	—	1

Class I:
Shares Sold	580,092	549,372
Shares Reinvested	24,802	—
Shares Redeemed	(539,833)	—
Net increase in shares of beneficial interest outstanding	65,061	549,372

(a)	The Leland Thomson Reuters Private Equity Fund commenced operations September 18, 2015.

See accompanying notes to financial statements.

LELAND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leland Thomson Reuters Venture Capital Index Fund

	Six Months Ended	Period Ended
	March 31, 2016 (Unaudited)	September 30, 2015 (a)
FROM OPERATIONS
Net investment loss	$(22,969)	$(20,456)
Net realized gain on security transactions and swap contracts	341,865	386,198
Net change in unrealized appreciation (depreciation) on security transactions, and swap contracts	949,827	(685,007)
Net increase (decrease) in net assets resulting from operations	1,268,723	(319,265)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(913)	(30)
Class I	(610,517)	(63,151)
From net investment income:
Class A	(524)	—
Class C	(1)	—
Class I	(358,730)	(4,265)
Net decrease in net assets resulting from distributions to shareholders	(970,685)	(67,446)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	139,576	—
Class C	15,000	10
Class I	689,899	—
Net asset value of shares issued in reinvestment of distributions:
Class A	1,437	30
Class C	1	—
Class I	960,488	63,412
Redemption fee proceeds:
Class I	1	—
Payments for shares redeemed:
Class A	(14,100)	(47)
Class I	(27,478)	(47)
Net increase in net assets from shares of beneficial interest	1,764,824	63,358

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,062,862	(323,353)

NET ASSETS
Beginning of Period	10,454,012	10,777,365
End of Period*	$12,516,874	$10,454,012
* Includes accumulated net investment income (loss) of:	$(186,854)	$195,370

SHARE ACTIVITY
Class A:
Shares Sold	13,880	—
Shares Reinvested	126	3
Shares Redeemed	(1,378)	(4)
Net increase in shares of beneficial interest outstanding	12,628	(1)

Class C:
Shares Sold	1,322	1
Shares Reinvested	— (b)	—
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	1,322	1

Class I:
Shares Sold	63,015	—
Shares Reinvested	84,624	6,085
Shares Redeemed	(2,739)	(4)
Net increase in shares of beneficial interest outstanding	144,900	6,081

(a)	The Leland Thomson Reuters Venture Capital Fund Class A and Class I commenced operations October 1, 2014. Class C commenced operations on September 23, 2015.

(b)	Less than 1 share

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND INTERNATIONAL ADVANTAGE FUND
	Class A		Class C		Class I
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	March 31, 2016	September 30,	March 31, 2016	September 30,	March 31, 2016	September 30,
	(Unaudited)	2015 (1)	(Unaudited)	2015 (1)	(Unaudited)	2015 (1)

Net asset value, beginning of period	$9.80	$10.00	$9.79	$10.00	$9.79	$10.00

Activity from investment operations:
Net investment income (loss) (2)	—	0.00 (8)	—	0.00 (8)	0.00 (8)	(0.01)
Net realized and unrealized gain (loss) on investments	0.19	(0.20)	0.20	(0.21)	0.20	(0.20)
Total from investment operations	0.19	(0.20)	0.20	(0.21)	0.20	(0.21)

Net asset value, end of period	$9.99	$9.80	$9.99	$9.79	$9.99	$9.79

Total return (3,4)	1.94%	(2.00)%	2.04%	(2.10)%	2.04%	(2.10)%

Net assets, at end of period	$20	$20	$10	$10	$313,211	$169,073

Ratio of gross expenses to average net assets before reimbursement or recapture (5,6,7)	1.53%	4.29%	2.28%	5.04%	1.28%	4.04%
Ratio of net expenses to average net assets after reimbursement or recapture (6,7)	1.40%	1.40%	2.15%	2.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (6,7)	0.00%	0.00%	0.00%	0.00%	0.07%	(1.13)%

Portfolio Turnover Rate (4)	116%	0%	116%	0%	116%	0%

(1)	The Leland International Advantage Fund commenced operations on August 25, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND CLASS A
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$12.03		$10.21	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.09)		(0.17)	0.00	(8)
Net realized and unrealized gain on investments	0.17		2.02	0.21
Total from investment operations	0.08		1.85	0.21

Paid in capital from redemption fees (2)	0.01		0.01	0.00
Less distributions from:
Net investment income	—		(0.04)	—
Total distributions	—		(0.04)	—

Net asset value, end of period	$12.12		$12.03	$10.21

Total return (3)	0.75	% (4)	18.21%	2.10	% (4)

Net assets, at end of period	$7,221,754		$1,798,167	$10.21

Ratio of gross expenses to average net assets (5,7)	1.79	% (6)	16.22%	1.95	% (6)
Ratio of net expenses to average net assets (7)	1.75	% (6)	1.75%	1.75	% (6)
Ratio of net investment income (loss) to average net assets (7)	(1.54	)% (6)	(1.39)%	0.00	% (6)

Portfolio Turnover Rate	0	% (4)	0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class A shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND CLASS C
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$11.96		$10.21	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.14)		(0.26)	0.00	(8)
Net realized and unrealized gain on investments	0.21		2.03	0.21
Total from investment operations	0.07		1.77	0.21

Paid in capital from redemption fees (2)	0.02		0.02	0.00
Less distributions from:
Net investment income	(0.04)		(0.04)	—
Total distributions	(0.04)		(0.04)	—

Net asset value, end of period	$12.01		$11.96	$10.21

Total return (3)	0.42	% (4)	17.53%	2.10	% (4)

Net assets, at end of period	$1,290,664		$322,786	$10.21

Ratio of gross expenses to average net assets (5,7)	2.54	% (6)	16.97%	2.70	% (6)
Ratio of net expenses to average net assets (7)	2.50	% (6)	2.50%	2.50	% (6)
Ratio of net investment income (loss) to average net assets (7)	(2.28	)% (6)	(2.16)%	0.00	% (6)

Portfolio Turnover Rate	0	% (4)	0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class C shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND CURRENCY STRATEGY FUND CLASS I
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$12.02		$10.21	$10.00

Activity from investment operations:
Net investment loss (2)	(0.08)		(0.17)	(0.05)
Net realized and unrealized gain on investments	0.18		2.01	0.26
Total from investment operations	0.10		1.84	0.21

Paid in capital from redemption fees (2)	0.01		0.01	0.00	(8)
Less distributions from:
Net investment income	—		(0.04)	—
Total distributions	—		(0.04)	—

Net asset value, end of period	$12.13		$12.02	$10.21

Total return (3)	0.92	% (4)	18.11%	2.10	% (4)

Net assets, at end of period	$18,571,106		$2,016,332	$107,676

Ratio of gross expenses to average net assets (5,7)	1.54	% (6)	15.97%	1.70	% (6)
Ratio of net expenses to average net assets (7)	1.50	% (6)	1.50%	1.50	% (6)
Ratio of net investment loss to average net assets (7)	(1.29	)% (6)	(1.41)%	(1.45	)% (6)

Portfolio Turnover Rate	0	% (4)	0%	0	% (4)

(1)	The Leland Currency Strategy Fund Class I shares commenced operations on May 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Amount represents less than $0.01.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS PRIVATE EQUITY INDEX FUND
	Class A		Class C		Class I
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	March 31, 2016	September 30,	March 31, 2016	September 30,	March 31, 2016	September 30,
	(Unaudited)	2015 (1)	(Unaudited)	2015 (1)	(Unaudited)	2015 (1)
Net asset value, beginning of period	$9.28	$10.00	$9.28	$10.00	$9.29	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)	0.06	0.05	0.06	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.85	(0.78)	0.79	(0.78)	0.82	(0.72)
Total from investment operations	0.84	(0.72)	0.84	(0.72)	0.83	(0.71)

Less distributions from:
Net investment income	(0.44)	—	(0.44)	—	(0.44)	—
Total distributions	(0.44)	—	(0.44)	—	(0.44)	—

Net asset value, end of period	$9.68	$9.28	9.68	$9.28	$9.68	$9.29

Total return (3,4)	8.96%	(7.20)%	8.96%	(7.20)%	8.96%	(7.10)%

Net assets, at end of period	$10,984	$9	$10	$9	$5,950,301	$5,101,640

Ratio of gross expenses to average net assets (5,6,7)	1.77%	1.96%	2.52%	2.71%	1.52%	1.71%
Ratio of net expenses to average net assets (6,7)	1.75%	1.75%	2.50%	2.50%	1.50%	1.50%
Ratio of net investment income to average net assets (6,7)	3.37%	3.37%	4.12%	4.12%	0.23%	3.12%

Portfolio Turnover Rate (4)	30%	51%	30%	51%	30%	51%

(1)	The Leland Thomson Reuters Private Equity Index Fund’s Class A, C and I shares commenced operations on September 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	Class A				Class C
	Six Months Ended	Period Ended		Period Ended	Six Months Ended	Period Ended
	March 31, 2016	September 30,		March 31,	March 31, 2016	September 30,
	(Unaudited)	2015		2015 (1)	(Unaudited)	2015 (2)
Net asset value, beginning of period	$10.42	$10.82		$10.00	$10.43	$10.82

Activity from investment operations:
Net investment income (loss) (3)	(0.01)	(0.06)		(0.01)	(0.06)	—
Net realized and unrealized gain (loss) on investments	1.32	(0.28)		1.09	1.34	(0.39)
Total from investment operations	1.31	(0.34)		1.08	1.28	(0.39)

Less distributions from:
Net investment income	(0.34)	(0.00	) (8)	(0.26)	(0.34)	—
Net realized gains	(0.60)	(0.06)		—	(0.60)	—
Total distributions	(0.94)	(0.06)		(0.26)	(0.94)	—

Net asset value, end of period	$10.79	$10.42		$10.82	$10.77	$10.43

Total return (4,5)	12.00%	(3.14)%		10.83%	11.78%	(3.60)%

Net assets, at end of period	$141,412	$4,958		$5,162	$14,243	$10

Ratio of gross expenses to average net assets (6,7,9)	1.84%	4.52%		6.37%	2.59%	5.27%
Ratio of net expenses to average net assets (6,9)	1.75%	1.75%		1.75%	2.50%	2.50%
Ratio of net investment income (loss) to average net assets (6,9)	(0.13)%	(1.09)%		(0.14)%	(1.11)%	0.00%

Portfolio Turnover Rate (4)	190%	42%		19%	190%	42%

(1)	The Leland Thomson Reuters Venture Capital Index Fund Class A shares commenced operations on October 1, 2014.

(2)	The Leland Thomson Reuters Venture Capital Index Fund Class C shares commenced operations on September 23, 2015.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(4)	Not Annualized.

(5)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Amount represents less than $0.01 per share.

(9)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	LELAND THOMSON REUTERS VENTURE CAPITAL INDEX FUND
	CLASS I
	Six Months Ended	Period Ended		Period Ended
	March 31, 2016	September 30,		March 30,
	(Unaudited)	2015		2015 (1)
Net asset value, beginning of period	$10.44	$10.83		$10.00

Activity from investment operations:
Net investment loss (2)	(0.02)	(0.02)		— (7)
Net realized and unrealized gain (loss) on investments	1.32	(0.31)		1.09
Total from investment operations	1.30	(0.33)		1.09

Less distributions from:
Net investment income	(0.35)	(0.00	) (7)	(0.26)
Net realized gains	(0.60)	(0.06)		—
Total distributions	(0.95)	(0.06)		(0.26)

Net asset value, end of period	$10.79	$10.44		$10.83

Total return (3,4)	11.97%	(3.05)%		10.94%

Net assets, at end of period	$12,361,219	$10,449,044		$10,772,203

Ratio of gross expenses to average net assets (5,6,8)	1.59%	4.27%		5.92%
Ratio of net expenses to average net assets (5,8)	1.50%	1.50%		1.50%
Ratio of net investment income (loss) to average net assets (5,8)	(0.39)%	(0.36)%		0.05%

Portfolio Turnover Rate (3)	190%	42%		19%

(1)	The Leland Thomson Reuters Venture Capital Index Fund Class A, and I shares commenced operations on October 1, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Amount represents less than $0.01 per share.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2016

1.	ORGANIZATION

The Leland International Advantage Fund (“International Advantage Fund”), the Leland Currency Strategy Fund (“Currency Strategy Fund”), formerly known as Good Harbor Tactical Currency Strategy Fund, the Leland Thomson Reuters Private Equity Index Fund (“Private Equity Fund”), and the Leland Thomson Reuters Venture Capital Index Fund (“Venture Capital Fund”), formerly known as MPS Thomson Reuters Venture Capital Index Fund are each a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company the (International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund are each a “Fund” and collectively the “Funds”). The investment objective of the International Advantage Fund and the Currency Strategy Fund is total return from capital appreciation and income. The investment objective of the Private Equity Index Fund is to correspond generally to the price performance of a specific benchmark designed to trade the aggregate performance of U.S. private equity-backed companies. The investment objective of the Venture Capital Index Fund is to correspond generally to the price performance of a specific benchmark designed to track the aggregate performance of U.S. venture capital-backed companies.

Each Fund currently offers three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at net asset value. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The International Advantage Fund commenced operations on August 25, 2015, the Currency Strategy Fund commenced operations on May 30, 2014 and the Private Equity Index Fund commenced operations on September 18, 2015. The Venture Capital Index Fund Class A and Class I shares commenced operations on October 1, 2014. The Venture Capital Index Fund acquired all of the assets and liabilities of the MPS Thomson Reuters Venture Capital Index Fund (the “Predecessor Fund”) in a tax-free reorganization on September 24, 2015. In connection with this acquisition, Institutional Class shares of the Predecessor Fund were exchanged for Class I shares of the Venture Capital Index Fund; and Class A shares of the Predecessor Fund were exchanged for Class A shares of the Venture Capital Index Fund. The Venture Capital Index Fund Class C shares commenced operations on September 23, 2015. The Venture Capital Index Fund changed its fiscal year end from March 31 to September 30.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Funds’ investments measured at fair value:

INTERNATIONAL ADVANTAGE FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Equity Funds	$291,841	$—	$—	$291,841
Short - Term Investments	9,030	—	—	9,030
Total	$300,871	$—	$—	$300,871
Derivatives
Forward Currency Exchange Contracts	$—	7,540	—	$7,540
Liabilities
Derivatives
Forward Currency Exchange Contracts	$—	8,835	—	$8,835

CURRENCY STRATEGY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Short - Term Investments	$25,131,399	$—	$—	$25,131,399
Total	$25,131,399	$—	$—	$25,131,399
Derivatives
Forward Currency Exchange Contracts	$—	1,967,351	—	$1,967,351
Liabilities
Derivatives
Forward Currency Exchange Contracts	$—	2,317,018	—	$2,317,018

PRIVATE EQUITY INDEX FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$5,660,783	$—	$—	$5,660,783
Real Estate Investment Trusts	45,918	—	—	45,918
Short - Term Investments	109,914	—	—	109,914
Total	$5,816,615	$—	$—	$5,816,615
Derivatives
Swap Contracts **	$—	124,221	—	$124,221

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

VENTURE CAPITAL INDEX FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$12,249,958	$—	$—	$12,249,958
Short - Term Investment	120,294	—	—	120,294
Total	$12,370,252	$—	$—	$12,370,252
Derivatives
Swap Contracts **	$—	42,233	—	$42,233

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of swap contracts is reported in the above table.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – The Fund gains economic exposure to foreign currencies through its investment in foreign currency forward contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and forward foreign currency contracts in the Statement of Operations. For the six months period ended March 31, 2016 the International Advantage Fund and Currency Strategy Fund had net realized gains of $648 and $187,512 on forward foreign currency exchange contracts, respectively.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. The Funds may hold swaps subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds are subject to equity price risk. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of March 31, 2016, the Private Equity Index Fund and Venture Capital Index Fund had net unrealized gains from open swap contracts in the amount of $124,221 and $42,233, respectively. For the six months period ended March 31, 2016, the Private Equity Index Fund and Venture Capital Index Fund had realized losses of $22,367 and $354,266 from swap contracts, respectively.

The derivative instruments outstanding as of March 31, 2016 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund’s Statement of Assets and Liabilities as of March 31, 2016:

	Contract
	Type/Primary Risk	Balance Sheet		Balance Sheet
Fund	Exposure	Location	Fair Value	Location	Fair Value

International Advantage Fund	Currency	Unrealized appreciation on forward foreign currency transactions	$7,540	Unrealized depreciation on forward foreign currency transactions	$8,835

Currency Strategy Fund	Currency	Unrealized appreciation on forward foreign currency transactions	1,967,352	Unrealized depreciation on forward foreign currency transactions	2,317,018

Private Equity Index Fund	Equity	Unrealized appreciation on swap contracts	124,221

Venture Capital Index Fund	Equity	Unrealized appreciation on swap contracts	194,233	Unrealized depreciation on swap contracts	152,000

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

The following is a summary of the location of derivative investments on the International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund and Venture Capital Index Fund’s Statement of Operations as of March 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Forward Foreign Currency	Net realized gain (loss) on forward foreign currency contracts;
Contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency transactions

Swap Contracts	Net realized gain (loss) on swap contracts;
Net change in unrealized appreciation (depreciation) on swaps

The following is a summary of the Funds’ realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months period ended:

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the
			period ended March
Derivative Investment Type	Equity Risk	Currency Risk	31, 2016
International Advantage Fund
Forward Foreign Currency Contracts	$—	$648	$648
Currency Strategy Fund
Forward Foreign Currency Contracts	$—	$187,512	$187,512
Private Equity Index Fund
Swap Contracts	$(22,367)	$—	$(22,367)
Venture Capital Index Fund
Swap Contracts	$(354,266)	$—	$(354,266)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
			Total for the
			period ended
Derivative Investment Type	Equity Risk	Currency Risk	March 31, 2016
International Advantage Fund
Forward Foreign Currency Contracts	$—	$658	$658
Currency Strategy Fund
Forward Foreign Currency Contracts	$—	$(262,348)	$(262,348)
Private Equity Index Fund
Swap Contracts	$126,517	$—	$126,517
Venture Capital Index Fund
Swap Contracts	$237,652	$—	$237,652

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Offsetting of Financial Assets and Derivative Assets

During the six months period ended March 31, 2016, the International Advantage Fund and Currency Strategy Fund, were not subject to any master netting arrangements. The following tables show additional information regarding the offsetting of assets and liabilities at March 31, 2016 for the International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund.

International Advantage Fund

				Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
	Gross Amounts of Recognized	Gross Amounts Offset in the Statement of Assets &	Net Amounts of Assets Presented in the Statement of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged*	Net Amount **
Forward Foreign Currency Transactions	$7,540	$—	$7,540	$(7,540)	$—	$—
Total	$7,540	$—	$7,540	$(7,540)	$—	$—

International Advantage fund

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross Amounts of Recognized	Gross Amounts Offset in the Statement of Assets &	Net Amounts of Liabilities Presented in the Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Forward Foreign Currency Transactions	$(8,835)	$—	$(8,835)	$7,540	$—	$(1,295)
Total	$(8,835)	$—	$(8,835)	$7,540	$—	$(1,295)

Currency Strategy Fund

				Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
	Gross Amounts of Recognized	Gross Amounts Offset in the Statement of Assets &	Net Amounts of Assets Presented in the Statement of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Plaedged *	Net Amount **
Forward Foreign Currency Transactions	$1,967,352	$—	$1,967,352	$(1,967,352)	$—	$—
Total	$1,967,352	$—	$1,967,352	$(1,967,352)	$—	$—

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Currency Strategy Fund

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross Amounts of Recognized	Gross Amounts Offset in the Statement of Assets &	Net Amounts of Liabilities Presented in the Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Forward Foreign Currency Transactions	$(2,317,018)	$—	$(2,317,018)	$1,967,352	$349,666	$—
Total	$(2,317,018)	$—	$(2,317,018)	$1,967,352	$349,666	$—

Private Equity Index Fund

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized	Gross Amounts Offset in the Statement of Assets &	Net Amounts of Assets Presented in the Statement of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Swaps Contracts	$124,221	$—	$124,221	$—	$—	$124,221
Total	$124,221	$—	$124,221	$—	$—	$124,221

Venture Capital Index Fund

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized	Gross Amounts Offset in the Statement of Assets &	Net Amounts of Liabilities Presented in the Statement of Assets &	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Swap Contracts	$194,233	$—	$194,233	$—	$—	$194,233
Total	$194,233	$—	$194,233	$—	$—	$194,233

Venture Capital Index Fund

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized	Gross Amounts Offset in the Statement of Assets &	Net Amounts of Liabilities Presented in the Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged *	Net Amount **
Swap Contracts	$152,000	$—	$152,000	$—	$—	$152,000
Total	$152,000	$—	$152,000	$—	$—	$152,000

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

**	Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from over the counter financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
International Advantage Fund	Annually	Annually
Currency Strategy Fund	Annually	Annually
Private Equity Index Fund	Annually	Annually
Venture Capital Index Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities on the Funds’ tax returns for open tax years (2014 for the Leland Currency Strategy Fund), or expected to be taken in the Funds’ 2016 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of each Fund’s investment portfolio.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the International Advantage Fund’s average daily net assets and 1.25% of the Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund’s average daily net assets. During the six month period ended March 31, 2016, the Advisor earned the following fees:

Fund	Advisory Fee
International Advantage Fund	$974
Currency Strategy Fund	84,794
Private Equity Index Fund	35,067
Venture Capital Index Fund	73,334

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2017 for the International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.40%, 2.15% and 1.15% of the daily average net assets attributable to the International Advantage Fund, and 1.75%, 2.50%, and 1.50% of the daily average net assets attributable to the Currency Strategy Fund, Private Equity Index Fund, and Venture Capital Index Fund’s Class A, Class C and Class I shares (the “Expense Limitation”), respectively. During the six months period ended March 31, 2016, the Advisor waived fees and/or reimbursed expenses in the amounts of:

Fees waived/expenses
FUND	reimbursed by the Advisor
International Advantage Fund	$129
Currency Strategy Fund	2,049
Private Equity Index Fund	521
Venture Capital Index Fund	5,452

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the operating expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the expenses to exceed the Expense Limitation. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through September 30 of the year indicated.

Fund	2016	2017	2018
International Advantage Fund	$—	$—	$343
Tactical Currency Strategy Fund	—	68	40,031
Private Equity Index Fund	—	—	36
Venture Capital Index Fund	—	—	154,214

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

The Trust, with respect to each Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plan, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the six months period ended March 31, 2016.

Fund	Distribution (12b-1) fees incurred
Currency Strategy Fund
Class A	$4,716
Class C	3,485
Venture Capital Fund
Class A	46
Class C	38

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months period ended March 31, 2016.

	Underwriting	Amount
Fund	Commissions	Retained
Currency Strategy Fund
Class A	$32,076	$4,328
Class C	9,621	329
Private Equity Index Fund
Class A	143	18
Venture Capital Index Fund
Class A	891	116
Class C	150	—

Class C shares of the International Advantage Fund, Currency Strategy Fund, Private Equity Index Fund, are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first twelve months after their purchase. The table below shows the amount of CDSC paid by shareholders of the Fund during the six months period ended March 31, 2016.

Fund	CDSC Paid
Currency Strategy Fund	$24,514

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC. (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds, for providing administration, fund accounting, and transfer agency services to the Funds in accordance with this agreement, GFS pays for all other operations services for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. As of March 31, 2016, the amounts owed to GFS were $3,723 for Venture Capital Index Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) - BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months period ended March 31, 2016 were as followed:

Fund	Purchases	Sales
International Advantage Fund	$332,301	$215,552
Currency Strategy Fund	—	—
Private Equity Index Fund	2,195,649	1,906,408
Venture Capital Index Fund	22,446,359	22,022,587

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to each Fund. For the six months period ended March 31, 2016 the redemption fees paid are as follows:

Fund	Redemption Fee
International Advantage Fund
Class I	$3
Currency Strategy Fund
Class A	3,947
Class C	1,185
Class I	7,293
Venture Capital Index Fund
Class I	1

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Currency Strategy Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Invesco Short Term Investments Trust Liquid Assets Portfolio and the International Advantage Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares Core MSCI EAFE ETF (each a “Security” and collectively the “Securities”). Each of these Funds may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of these Funds may be directly affected by the performance of the Securities. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the applicable Security’s N-CSRs available at “www.sec.gov”. As of March 31, 2016, the percentage of the Currency Strategy Fund’s net assets invested in Invesco Short Term Investments Trust Liquid Assets Portfolio was 92.8% and the International Advantage Fund’s net assets invested in iShares Core MSCI EAFE ETF was 90.3%, respectively.

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2015 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the Fund.

		Percentage of Voting
Fund	Shareholder	Securities as of
International Advantage Fund	Ingersoll Cedar, LLC.	44.8%
Currency Strategy Fund	LPL Financial	31.6%
Private Equity Index Fund	NFS	92.4%
Venture Capital Index Fund	Lamb Company, LLC.	93.5%

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2015 and September 30, 2014 was as follows:

For the period ended September 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
International Advantage Fund	$—	$—	$—	$—
Currency Strategy Fund	2,260	—	—	2,260
Private Equity Index Fund	—	—	—	—
Venture Capital Index Fund	66,229	1,217	—	67,446

For the year ended September 30, 2014:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
International Advantage Fund	$—	$—	$—	$—
Currency Strategy Fund	—	—	—	—
Private Equity Index Fund	—	—	—	—
Venture Capital Index Fund	253,494	—	—	253,494

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

			Post				Total
	Undistributed	Undistributed	October Loss	Capital Loss	Other	Unrealized	Accumulated
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Earnings/
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Deficits)
International Advantage Fund	$—	$—	$(699)	$—	$—	$(6,112)	$(6,811)
Currency Strategy Fund	—	—	(4,555)	—	—	(20,974)	(25,529)
Private Equity Index Fund	—	—	(8,848)	—	—	10,506	1,658
Venture Capital Index Fund	419,979	353	—	—	—	(230,628)	189,704

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

The difference between book basis and tax basis unrealized appreciation/depreciation, accumulated net investment income/loss and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment on open forward foreign currency contracts, swap contracts and passive foreign investment companies.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows.

Late Year
Losses
International Advantage Fund	$699
Currency Strategy Fund	4,555
Private Equity Index Fund	1,777
Venture Capital Index Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Leland Thomson Reuters Private Equity Index Fund incurred and elected to defer such capital losses of $7,071.

Post October
Losses
International Advantage Fund	$—
Currency Strategy Fund	—
Private Equity Index Fund	7,071
Venture Capital Index Fund	—

At September 30, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
	Short-Term	Long-Term	Total
International Advantage Fund	$—	$—	$—
Currency Strategy Fund	—	—	—
Private Equity Index Fund	—	—	—
Venture Capital Index Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency exchange gains (losses), adjustments for real estate investment trusts, passive foreign investment companies and non-deductible expenses, the reclassification of swap gains (losses), net operating losses, ordinary income and capital gains distributions and the unamortized portion of organization expenses for tax purposes., resulted in reclassifications for the following Funds for the year ended September 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
International Advantage Fund	$—	$907	$(907)
Currency Strategy Fund	(119)	69,064	(68,945)
Private Equity Index Fund	—	(8)	8
Venture Capital Index Fund	(30,018)	6,705	23,313

LELAND FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

8.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

LELAND FUNDS

ADDITIONAL INFORMATION (Unaudited)

March 31, 2016

Renewal of Advisory Agreements – Leland Currency Strategy Fund

In connection with a meeting held on February 17th and 18th, 2016, the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC (“GHF”) and the Trust, with respect to Leland Currency Strategy Fund (“Leland CS” or the “Fund”). The Trustees also considered the renewal of an investment Sub-Advisory agreement (the “Sub-Advisory Agreement”) between GHF and FDO Partners, LLC (“FDO”), with respect to Leland CS. In considering the approval of the Advisory and Sub-Advisory Agreements, the Trustees received materials specifically relating to the Fund and the Advisory and Sub-Advisory Agreements.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory and Sub-Advisory Agreements.

Nature, Quality & Extent of Services - The Board noted that GHF is an investment adviser established in 2003 that is a wholly owned subsidiary of Cedar Capital (“Cedar”) specializing in alternative investment solutions for institutions, private clients, advisers, and several mutual funds. The Board expressed their familiarity with the firm, as GHF currently manages several separate series of the Trust, including the Good Harbor Funds and the Leland Funds. The Board reviewed the credentials of the individuals responsible for the management of the Fund, noting they exhibit strong financial industry experience and educational backgrounds. With regards to Leland CS, GHF has delegated the Fund’s portfolio management to a sub-adviser, FDO, and provides the Fund with compliance oversight, due diligence, and marketing services. The Board noted that GHF had no material compliance or litigation issues during the past three years and noted that the Board had previously expressed its satisfaction with GHF’s response to a regulatory exam in 2012. The Board reviewed GHF’s best execution practices and their approach to broker-dealer evaluations, block trading, trade allocation, and trade rotation, and found them to be robust. The Board agreed that GHF has an experienced investment team, an excellent compliance-based culture and strong support from its parent, Cedar. The Board agreed that, in consideration of all factors, GHF has and will continue to provide the Fund and their shareholders a satisfactory level of service.

Performance. The Trustees considered that management of the Fund’s strategy had been delegated to FDO, the Fund’s sub-adviser, by GHF. The Board reviewed the Fund’s performance and observed that it significantly outperformed its benchmark, the peer group average, and its Morningstar category over the 1-year and since inception periods. After further discussion, the Trustees concluded that the Fund’s strategy has outperformed expectations and added significant value for the Fund and its shareholders.

Fees and Expenses. The Board took note that GHF charges an annual advisory fee of 1.25%, which is higher than the Fund’s selected peer group average and the average of those in its Morningstar category, but within the range of both. The Board further noted that the Fund’s expense ratio was higher than its Morningstar category average, but lower than the peer group average. In consideration of the unique, “hedge fund” nature of the strategy, the quality sub-advisory relationship that GHF has garnered with FDO, and the quality of the oversight responsibilities provided, the Board concluded the advisory fee was reasonable.

Economies of Scale. The Board discussed the size of the Fund and its prospects for growth The Board also noted that Leland CS has not reached a large enough size to allow GHF to realize any meaningful economies of scale. The Board recognized the fact that a representative of the adviser agreed that, as the Fund grows and the adviser achieves economies of scale, GHF would be willing to evaluate the possibility of implementation of breakpoints at that time. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Trustees reviewed the profitability analysis in connection with GHF’s advisory relationship with the Fund. The Trustees noted that GHF was not making a profit in connection to its advisory services provided to the Fund. The Board concluded that it was satisfied that GHF’s profitability level associated with its relationship with the Fund was not excessive.

LELAND FUNDS

ADDITIONAL INFORMATION (Unaudited)

March 31, 2016

Conclusion. Having requested and received such information from GHF as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreements and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the Trust and the shareholders of Leland CS.

FDO - Sub-Advisory Agreement for Leland CS

Nature, Extent & Quality of Services. The Board noted that FDO was founded in 1997 by a pair of international finance professors from Harvard and MIT to provide currency and international investment advisory services to institutional clients, pension funds, and government entities. The Board acknowledged that FDO is recognized for their quantitative strategies in both the currency and equity asset classes and currently manages over $2.93 billion in assets. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and expressed satisfaction with their academic credentials and achievements, publication of financial books and journals, and their experience in portfolio management, including emerging market currencies. The Board noted that FDO was responsible for the day-to-day management of the Fund, based on research and analysis of data to produce proprietary indicators utilized in the management of the Fund’s portfolio. The Board recognized that FDO has demonstrated an expertise in foreign currencies and international finance and the risks involved in both. The Board agreed that FDO appeared to have developed a strong compliance program working in conjunction with GHF to review and monitor the Fund’s compliance with its investment guidelines. The Board noted that FDO reported no material compliance or litigation issues since the last approval of the sub-advisory agreement. The Board expressed their satisfaction with FDO’s strong results for the Fund since its inception. The Board concluded that FDO has provided and can be expected to continue to provide high level of service to the Fund and its shareholders.

Performance. The Board reviewed the Fund’s performance and observed that it had significantly outperformed its benchmark, the 3 Month LIBOR rate. After further discussion, the Trustees concluded that FDO’s execution of its strategy has shown impressive results, outperforming expectations, and has added significant value for the Fund and its shareholders.

Fees & Expenses. The Board noted that GHF and FDO have agreed to split the GHF’s 1.00% advisory fee evenly after the payment of certain expenses. The Board noted that this is significantly lower than the 2% plus 20% performance fee usually charged by FDO to its other clients for similar services and further noted that the Fund is not paying the sub-adviser directly. With these considerations in mind, the Trustees concluded that the sub-advisory fee charged by FDO was reasonable.

Profitability. The Board considered a profitability analysis provided by FDO in relation with the sub-advisory services to be provided to the Fund to whether the amount of profit is a fair entrepreneurial profit for the sub-advisory services provided. The Trustees noted that FDO was not currently earning a profit from this relationship. The Board therefore agreed that FDO’s level of profitability from its relationship with the Fund was not excessive.

Economies of Scale. The Trustees agreed that economies of scale was a Fund level issue and should be considered with respect to the overall advisory contract and fee, taking into consideration the impact of the sub-advisory expense, rather than on the sub-advisory level.

Conclusion. Having requested and received such information from FDO as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fee structure was reasonable and that renewal of the Sub-Advisory agreement was in the best interests of the Trust and the shareholders of Leland CS.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

LELAND FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2016

As a shareholder of the Leland Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leland Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual	10/1/15	3/31/16	10/1/15 – 3/31/16 *	Expense Ratio
Leland International Advantage Fund
Class A	$1,000.00	$1,019.40	$7.07	1.40%
Class C	$1,000.00	$1,020.40	$10.86	2.15%
Class I	$1,000.00	$1,020.40	$5.79	1.15%
Leland Tactical Currency Strategy Fund
Class A	$1,000.00	$1,007.50	$8.78	1.75%
Class C	$1,000.00	$1,004.20	$12.53	2.50%
Class I	$1,000.00	$1,009.20	$7.53	1.50%
Leland Thomson Reuters Private Equity Index Fund
Class A	$1,000.00	$1,089.60	$9.14	1.75%
Class C	$1,000.00	$1,089.60	$13.06	2.50%
Class I	$1,000.00	$1,089.60	$7.84	1.50%
Leland Thomson Reuters Venture Capital Index Fund
Class A	$1,000.00	$1,120.00	$9.28	1.75%
Class C	$1,000.00	$1,117.80	$13.24	2.50%
Class I	$1,000.00	$1,119.70	$7.95	1.50%

LELAND FUNDS

EXPENSE EXAMPLES (Unaudited) (Continued)

March 31, 2016

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	10/1/15	3/31/16	10/1/15 – 3/31/16 *	Expense Ratio
Leland International Advantage Fund
Class A	$1,000.00	$1,018.00	$7.06	1.40%
Class C	$1,000.00	$1,014.25	$10.83	2.15%
Class I	$1,000.00	$1,019.27	$5.79	1.15%
Leland Tactical Currency Strategy Fund
Class A	$1,000.00	$1,016.25	$8.82	1.75%
Class C	$1,000.00	$1,012.50	$12.58	2.50%
Class I	$1,000.00	$1,017.50	$7.57	1.50%
Leland Thomson Reuters Private Equity Fund
Class A	$1,000.00	$1,016.25	$8.82	1.75%
Class C	$1,000.00	$1,012.50	$12.58	2.50%
Class I	$1,000.00	$1,017.50	$7.57	1.50%
Leland Thomson Reuters Venture Capital Fund
Class A	$1,000.00	$1,016.25	$8.82	1.75%
Class C	$1,000.00	$1,012.50	$12.58	2.50%
Class I	$1,000.00	$1,017.50	$7.57	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
155 N. Wacker Drive, Suite 1850
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 6/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 6/6/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/6/16